Inventories (Schedule of Inventories) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Inventories [Abstract]
Current portion: - consumables and supplies	$ 1,652	10,265	6,666
Non-current portion: - processing costs capitalized in donated umbilical cord blood	6,396	39,730	34,651
Total current and non-current inventories	$ 8,048	49,995	41,317